Notes to the Statements of Comprehensive Loss - Schedule of Research and Development Expenses (Details) - Research And Developments Expense [Member] - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Salary and related expenses	[1]	₪ 13,176	₪ 13,586	₪ 12,962
Consulting and professional services		2,028	2,422	4,153
Subcontractors		993	641	2,406
Computer maintenance		872	996	827
Car maintenance		516	561	754
Depreciation and amortization		462	417	523
Office maintenance		372	347	400
Miscellaneous		479	427	836
Total		18,898	19,397	22,861
Including share-based payment		₪ 51	₪ 145	₪ 354

[1]	Including share-based payment